LINE OF CREDIT (Details Narrative) - Home State Bank [Member] - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 26, 2017
Line of credit principal amount		$ 1,000,000
Line of credit facility bears interest	4.85%
Line of credit principal outstanding	$ 350,000
Note due date	Sep. 01, 2018